PIMCO High Yield Municipal Bond Fund Investment Objectives and Goals - PIMCO High Yield Municipal Bond Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PIMCO High Yield Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks high current income exempt from federal income tax. Total return is a secondary objective.
Objective, Secondary [Text Block]	Total return is a secondary objective.